Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Deferred tax assets:
Deferred revenue	$ 30,596	$ 44,571
Employee compensation and benefits	72,218	87,204
Intangible assets, computer software and intellectual property	9,793	14,997
Tax credits, net capital and operating loss carryforwards	184,450	155,478
Other	49,732	78,114
Total deferred tax assets	346,789	380,364
Valuation allowances	(112,727)	(94,573)
Total deferred tax assets, net	234,062	285,791
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(68,394)	(74,419)
Intangible assets, computer software and intellectual property	(114,094)	(136,238)
Other	(31,750)	(32,736)
Total deferred tax liabilities	(214,238)	(243,393)
Net deferred tax assets	$ 19,824	$ 42,398